Description of the business and Group composition	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Description of the business and Group composition

2. Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitiello 47, 70029 Santeramo in Colle (Bari, Italy). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).

During 2025, 2024 and 2023 no significant non-recurring events or unusual transactions have occurred. All transactions performed by the Group during 2025, 2024 and 2023 are part of the Group’s ordinary business.

The consolidated financial statements of the Group as at December 31, 2025 have been approved and authorized by the Company’s Board of Directors (the Board) on May 14, 2026.

The subsidiaries included in the consolidation as at December 31, 2025, 2024 and 2023, together with the related percentages of ownership and other information, are as follows:

Name	Percentage as at 31/12/2025	Percentage as at 31/12/2024	Percentage as at 31/12/2023	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natuzzi Quanjiao Limited	100.00	100.00	100.00	CNY 10,000,000	Quanjiao County-Anhui province, China	(1)
Natuzzi Vietnam JSC	69.19	—	—	VDONG 30.625.000.000	Ho Chi Minh City, Vietnam	(1)
Natco S.p.A.	99.99	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
Nacon S.p.A.	100.00	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(3)
Lagene S.r.l.	100.00	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(3)
Natuzzi Americas Inc.	100.00	100.00	100.00	USD 89	High Point, N. Carolina, USA	(3)
Natuzzi Florida LLC	51.00	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(3)
Natuzzi Iberica S.A.	100.00	100.00	100.00	EUR 386,255	Madrid, Spain	(3)
Natuzzi Switzerland AG	100.00	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(3)
Natuzzi Services Limited	100.00	100.00	100.00	GBP 25,349,353	London, UK	(3)
Natuzzi UK Retail Limited	70.00	70.00	70.00	GBP 100	Cardiff, UK	(3)
Natuzzi Germany Gmbh	100.00	100.00	100.00	EUR 25,000	Köln, Germany	(3)
Natuzzi Japan KK	74.40	74.40	74.40	JPY 28,000,000	Tokyo, Japan	(3)
Natuzzi Russia OOO	100.00	100.00	100.00	RUB 8,700,000	Moscow, Russia	(3)
Natmx S.DE.R.L.DE.C.V	100.00	100.00	100.00	MXN 68,504,040	Mexico City, Mexico	(3)
Natuzzi France S.a.s.	100.00	100.00	100.00	EUR 70,727	Paris, France	(3)
Natuzzi Oceania PTI Ltd	74.40	74.40	74.40	AUD 320,002	Sydney, Australia	(3)
Natuzzi Singapore PTE. LTD.	74.40	74.40	74.40	USD 7,654,207	Singapore, Republic of Singapore	(3)
Natuzzi Shanghai Co. Ltd	100.00	100.00	—	CNY 500,000	Shanghai, China	(3)
Natuzzi Netherlands Holding	100.00	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(4)
Natuzzi Trade Service S.r.l.	100.00	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(5)
Natuzzi Industrial S.r.l.	100.00	—	—	EUR 10,000.00	Santeramo in Colle, Italy	(5)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Services and distribution

(4) Investment holding

(5) Dormant

During 2025, the following companies were added to the scope of consolidation:

•
Natuzzi Vietnam JSC, a manufacturing company established in April 2025 and 93% owned by Natuzzi Singapore and 7% by two Vietnamese partners. Natuzzi Vietnam JSC began manufacturing operations in September 2025.
•
Natuzzi Industrial S.r.l., a company established in December 2025 and not yet operational, 100% controlled by Natuzzi S.p.A.

No business combinations occurred in 2025, 2024 and 2023.

The following table summarises the information related to the only material non-controlling interests (NCI) of the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2025 and 2024.

	31/12/25	31/12/24
Current assets	8,212	11,496
Non-current assets	10,331	12,833
Current liabilities	(9,652)	(12,738)
Non-current liabilities	(6,501)	(7,822)
Net assets	2,390	3,769
Net assets attributable to NCI – 49%	1,171	1,847

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Revenue	24,299	20,487	18,643
Expenses	(24,483)	(20,525)	(19,540)
Profit/(loss) for the year	(184)	(38)	(897)
Other comprehensive income/(loss)	(341)	240	(219)
Total comprehensive income/(loss) for the year	(525)	202	(1,116)
Profit/(loss) allocated to NCI – 49%	(90)	(19)	(440)
Other comprehensive income/(loss) allocated to NCI	(167)	118	(107)
Cash flow provided by operating activities	3,279	2,122	2,463
Cash flow used in investing activities	(13)	(87)	(1,122)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2025, 2024 and 2023, respectively 419, 149 and 698)	(2,160)	(2,324)	(2,401)